Other assets, income, expenses and non-controlling interest - Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities [Abstract]
Costs related to energy assets	$ 798	$ 577
Foreign exchange losses	772	1,503
Increase in contingent consideration related to the Acquisition	4,717	0
Other	4,207	3,959
Total other expenses	10,494	6,039
Disclosure of associates [line items]
Net income attributable to non-controlling interest	565	0
Selling, general and administrative	11,555	12,479
Non-controlling interests
Disclosure of associates [line items]
Selling, general and administrative	$ 194	$ 0